Harbor Global Value Fund Supplement to Summary Prospectus dated March 1, 2011	Institutional Class HAGVX Institutional Class HRGVX Investor Class HIGVX

The following replaces the information contained on page 1 of the current summary prospectus with respect to Harbor Global Value Fund’s exposure to emerging markets issuers:

Emerging market exposure is limited to 25% of the Fund’s total assets, determined at the time of purchase.

May 13, 2011

Investors Should Retain This Supplement For Future Reference

S0513.SP.GV